Inventory	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventory

NOTE 4 - INVENTORY:

Composed as follows:

	December 31,
	2019	2018
	USD in thousands
Raw materials and supplies	24	38
Work in progress	316	43
Finished goods	560	-
	900	81

During the years ended 2019 and 2018, no impairment occurred.